BASIS OF PRESENTATION	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PRESENTATION

NOTE 1 – BASIS OF PRESENTATION

In the opinion of Management, the accompanying unaudited condensed consolidated financial statements are prepared in accordance with instructions for Form 10-Q, include all adjustments (consisting only of normal recurring accruals) which we considered as necessary for a fair presentation of the results for the periods presented. Certain information and footnote disclosures normally included in the consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. It is suggested that these condensed consolidated financial statements be read in conjunction with the Company's Annual Report on Form 10-K for the year ended December 31, 2019. The results of operations for the three and six months ended June 30, 2020 are not necessarily indicative of the results to be expected for future periods or the full year.

The condensed consolidated financial statements include the accounts of Ipsidy Inc. and its wholly-owned subsidiaries MultiPay S.A.S., ID Global LATAM, IDGS S.A.S., ID Solutions, Inc., FIN Holdings Inc., Ipsidy Enterprises Limited, Cards Plus Pty Ltd. and Ipsidy Peru S.A.C. (collectively the "Company"). All significant intercompany balances and transactions have been eliminated in consolidation.

Going Concern

As of June 30, 2020, the Company had an accumulated deficit of approximately $94.2 million. For the six months ended June 30, 2020 the Company earned revenue of approximately $1.1 million and incurred a loss from operations of approximately $5.5 million.

The reports of our independent registered public accounting firm on our consolidated financial statements for the years ended December 31, 2019 and 2018 contained an explanatory paragraph regarding our ability to continue as a going concern based upon our net losses.

These unaudited condensed consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to meet its obligations and continue its operations for the next fiscal year. The continuation of the Company as a going concern is dependent upon financial support from the Company's current shareholders, the ability of the Company to obtain additional financing to continue operations, the Company's ability to generate sufficient cash flows from operations, successfully locating and negotiating with other business entities for potential acquisition and /or acquiring new clients to generate revenues and cash flows.

On February 14, 2020, the Company entered into Securities Purchase Agreements with several accredited investors (the "2020 Note Investors") providing for the sale by the Company to the 2020 Note Investors of 15% Senior Secured Convertible Notes in the aggregate amount of $1,510,000 (the "2020 Notes"). In connection with this private offering, the Company paid Network 1 Financial Securities, Inc., a registered broker-dealer, a cash fee of approximately $104,800.

In May 2020, the Company received a loan of approximately $485,000 under the Paycheck Protection Program of the U.S. Small Business Association related to its U.S. operations. The Company anticipates subject to approval by the Small Business Administration, if certain requirements are met the loan proceeds may be forgiven. Any amounts not forgiven will be required to be repaid.

In June 2020, the Company entered into Subscription Agreements with two accredited investors (the "June 2020 Accredited Investors") pursuant to which the June 2020 Accredited Investors purchased 3,441,558 shares of common stock at an average price of $0.06 cents per share for $200,000.

Additionally, on June 30, 2020, the Company entered into and consummated private transactions pursuant to which a portion of the Company's warrants exercisable at various prices were exercised at an average exercise price of $0.06 per share for approximately $1,249,000. The Company received cash proceeds of $283,950 and a stock subscription receivable for $965,033 which was received in full subsequent to June 30, 2020.

There is no assurance that the Company will ever be profitable or be able to secure funding or generate sufficient revenues to sustain operations. As such, there is substantial doubt about the Company's ability to continue as a going concern. These unaudited condensed consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.

Covid-19

A novel strain of coronavirus ("Covid-19") emerged globally in December 2019 and has been declared a pandemic. The extent to which Covid-19 will impact our customers, business, results and financial condition will depend on current and future developments, which are highly uncertain and cannot be predicted at this time. The Company's day-to-day operations beginning March 2020 have been impacted differently depending on geographic location and services that are being performed. The Cards Plus business located in South Africa did not have any operations in April 2020 and has had limitations on its operations starting in May 2020, as the Company is following the guidance and requirements of the South African government. Our operations in the United States and Colombia have suffered less immediate impact as most staff can work remotely and can continue to develop our product offerings.

That said we have seen our business opportunities develop more slowly as business partners and potential customers are dealing with Covid-19 issues, working remotely and these issues are causing delays in decision making and finalization of negotiations and agreements. However, the level of inquiries about our services has increased during the last three months, as our products are designed to serve an increasingly mobile economy and workforce.

Net Loss per Common Share

The Company computes net loss per share in accordance with FASB ASC 260, "Earnings per Share". ASC 260 requires presentation of both basic and diluted earnings per share ("EPS") on the face of the statement of operations. Basic EPS is computed by dividing net loss available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period including stock options, using the treasury stock method, and convertible notes and stock warrants, using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options, warrants and conversion of convertible notes. Diluted EPS excludes all dilutive potential common shares if their effect is anti-dilutive. The following potentially dilutive securities were excluded from the calculation of diluted loss per share for the six months ended June 30, 2020 and 2019 because their effect was antidilutive:

Security	2020	2019
Stock Options	159,744,061	106,600,006
Warrants	29,130,069	47,453,227
Total	188,874,130	154,053,233

Inventories

Inventories of kiosks held by IDGS S.A.S are stated at the lower of cost (using the first-in, first-out method) or net realizable value. The kiosks provide electronic ticketing for transit systems. Inventory of plastic/ID cards, digital printing material, which are held by Cards Plus Pty Ltd., are at the lower of cost (using the average method) or market. The Plastic/ID cards and digital printing material are used to provide plastic loyal ID and other types of cards. Inventories at June 30, 2020 consist solely of the cards inventory. As of December 31, 2019, inventory consisted of kiosks that were not placed into service and were held for sale and cards inventory. Any adjustments to reduce the cost of inventories to their net realizable value are recognized in earnings in the current period. As of December 31, 2019, the Company had an inventory valuation allowance of approximately $236,000 to reflect net realizable value of the kiosks that are being held for sale and the Company believed no valuation allowance was necessary regarding the cards inventory. As of June 30, 2020, the Company did not believe a valuation allowance was necessary for the cards inventory.

Revenue Recognition

Below is the Company's revenue recognition policy determined by revenue stream for its significant revenue generating activities during the period ended June 30, 2020.

Cards Plus - The Company recognizes revenue for the design and production of cards when products are shipped, or services have been performed due to the short-term nature of the contracts.

Payment Processing – The Company recognizes revenue for variable fees generated for payment processing solutions that are earned on a usage fee over time based on monthly transaction volumes or on a monthly flat fee rate. Additionally, the Company also sells certain equipment from time to time for which revenue is recognized upon delivery to the customer.

Identity Solutions Software – The Company recognizes revenue based on the identified performance obligations over the performance period for fixed consideration and for variable fees generated that are earned on a usage fee based over time based on monthly transaction volumes or on a monthly flat fee rate. The Company had a deferred revenue contract liability of approximately $454,000 and $425,000 as of June 30, 2020 and December 31, 2019 for certain revenue that will be earned in future periods. The majority of the $425,000 of deferred revenue contract liability as of December 31, 2019 was earned in the first three months of 2020. The $454,000 of deferred revenue contract liability as of June 30, 2020 will be earned over the ensuing four quarters. We have allocated the selling price in the contract to one customer which has multiple performance obligations based on the contract selling price that we believe represents a fair market price for the service rendered.

All contracts are reviewed for their respective performance obligations and related revenue and expense recognition implications. Certain of the revenues are derived from the identity services could include multiple performance obligations. A performance obligation under the revenue standard is defined as a promise to provide a "distinct" good or service to a customer. The Company has determined that one possible treatment under the standard is that these services will represent a stand-ready series of distinct daily services that are substantially the same, with the same pattern of transfer to the customer. Further, the Company has determined that the performance obligation to provide account access and facilitate transactions may meet the criteria for the "as invoiced" practical expedient, in that the Company has a right to consideration from a customer in an amount that corresponds directly with the value to the customer of the Company's performance completed to date. As a result, the Company anticipates it may recognize revenue in the amount to which the Company has a right to invoice, based on completed performance at the relevant date. Additionally, the contracts could include implementation services, or support on an "as needed" basis and we will review each contract and determine whether such performance obligations are separate and distinct and apply the standard accordingly to the revenue and expense derived from or related to each such service.

Additionally, the Company capitalizes the incremental costs of acquiring and fulfilling a contract with a customer if the Company expects to recover those costs. The incremental costs of acquiring and fulfilling a contract are those that the Company incurs to acquire and fulfill a contract with a customer that it would not have incurred if the contract had not been acquired (for example, a sales commission or specific incremental costs associated with the contract).

The Company capitalizes the costs incurred to acquire and fulfill a contract only if those costs meet all the following criteria:

a.	The costs relate directly to a contract or to an anticipated contract that the Company can specifically identify.

b.	The costs generate or enhance resources of the Company that will be used in satisfying (or in continuing to satisfy) performance obligations in the future.

c.	The costs are expected to be recovered.

The Company will capitalize contract acquisition and fulfillment costs related to signing or renewing contracts that meet the above criteria, which will be classified as contract cost assets in the Company's Consolidated Balance Sheets.

Contract cost assets will be amortized using the straight-line method over the expected period of benefit beginning at the time revenue begins to be realized. The amortization of contract fulfillment cost assets associated with facilitating transactions will be recorded as cost of sales in the Company's Consolidated Statements of Operations. The amortization of contract acquisition cost assets associated with sales commissions that qualify for capitalization will be recorded as general and administrative expense in the Company's Consolidated Statements of Operations.

As of June 30, 2020, the Company had deferred contract costs, represented by contract cost assets of approximately $3,750 which are included in other currents assets for certain costs incurred for the future delivery of election support services. The performance obligation will be met over the next year and the costs will be expensed as the associated revenue is recognized as the Company performances its obligations.

Revenue related to direct financing leases is outside the scope of Topic 606 and is recognized over the term of the lease using the effective interest method.

NOTE 1 – DESCRIPTION OF BUSINESS AMD SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Ipsidy Inc. (formerly ID Global Solutions Corporation) ("Ipsidy" or the "Company") was incorporated on September 21, 2011 under the laws of the State of Delaware. Ipsidy is a provider of an Identity as a Service (IDaaS) platform that delivers a suite of secure, mobile, biometric identity solutions. The Company provides its biometric identification services to government and private sector organizations and businesses, seeking to authenticate and manage identities for a variety of security purposes, including issuing identity cards, exercise of rights such as voting in elections and controlling access to digital and physical environments. The Company's platform supporting internally developed software as well as acquired and licensed technology is intended to provide solutions for multi modal biometric matching, multi-factor out of band identity and transaction authentication, and electronic transactions.

Going Concern

As of December 31, 2019, the Company had an accumulated deficit of approximately $86.9 million. For the year ended December 31, 2019, the Company earned revenue of approximately $2.6 million and incurred a loss from operations of approximately $10.1 million.

These consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to meet its obligations and continue its operations for the next fiscal year. The continuation of the Company as a going concern is dependent upon financial support from the Company's current shareholders, the ability of the Company to obtain additional equity financing to continue operations, the Company's ability to generate sufficient cash flows from operations, successfully locating and negotiating with other business entities for potential acquisition and /or acquiring new clients to generate revenues and cash flows. As there can be no assurance that the Company will be able to achieve positive cash flows (become profitable) and raise sufficient capital to maintain operations there is substantial doubt about the Company's ability to continue as a going concern.

These consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.

Basis of Consolidation

The consolidated financial statements include the accounts of Ipsidy Inc. and its wholly-owned subsidiaries Innovation in Motion Inc. MultiPay S.A.S., ID Global LATAM, IDGS S.A.S., ID Solutions, Inc., FIN Holdings, Inc., Cards Plus Pty Ltd., Ipsidy Perú S.A.C., and Ipsidy Enterprises Limited (collectively, the "Company"). All significant intercompany balances and transactions have been eliminated in consolidation.

The summary of significant accounting policies presented below is designed to assist in understanding the Company's consolidated financial statements. Such consolidated financial statements and accompanying notes are the representations of the Company's management, who are responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America ("US GAAP") in all material respects, and have been consistently applied in preparing the accompanying consolidated financial statements.

Use of Estimates

In preparing these consolidated financial statements in conformity with US GAAP, management is required to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amount of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Significant estimates and assumptions included in our consolidated financial statements relate to the realizability of accounts receivable and inventory, valuation of long-lived assets, accruals for potential liabilities, and valuation assumptions related to derivative liabilities, equity instruments and share based payments.

Revenue Recognition

An entity recognizes revenue to depict the transfer of promised goods and services to customers in an amount that reflects the consideration to which an entity expects to be entitled in exchange for those goods or services.

Revenue from the sale of unique secure credential products and solutions to customers is recorded at the completion of the project unless the solution includes benefits to the end user in which additional resources or services are required to be provided.

Revenue from cloud-based services arrangements that allow for the use of a hosted software product or service that are provided on a consumption basis (for example, the number of transactions processed over a period of time) is recognized commensurate with the customer utilization of such resources. Generally, the contract calls for a minimum number of transactions to be charged by the Company on a monthly basis. Accordingly, the Company records the minimum transactional fee based on the passage of a month's time as revenues. Amounts in excess of the monthly minimum, are charged to customers based on the actual number of transactions.

Consulting services revenue is recognized as services are rendered, generally based on the negotiated hourly rate in the consulting arrangement and the number of hours worked during the period. Consulting revenue for fixed-price services arrangements is recognized as services are provided.

The lease of equipment to customers that meet certain criteria are recognized as a direct financing lease. Direct financing lease arrangements are recognized as revenue over the term of the associated lease based on the effective interest method. As of December 31, 2019 and December 31, 2018, the Company has 78 kiosks financed under direct financing leases. The revenue associated with these arrangements is expected to be recognized through April 2026. The imputed interest rate in the arrangements approximates 10.7%.

Accounts Receivable

All customers are granted credit on a short-term basis and related credit risks are considered minimal. The Company routinely reviews its trade receivables and makes provisions for probable doubtful accounts; however, those provisions are estimates and actual results could differ from those estimates and those differences may be material. Trade receivables are deemed uncollectible and removed from accounts receivable and the allowance for doubtful accounts when collection efforts have been exhausted. At December 31, 2019 and 2018, management determined no allowance for doubtful accounts was required.

Inventories

Inventories of kiosks held by IDGS S.A.S are stated at the lower of cost (using the first-in, first-out method) or net realizable value. The kiosks provide electronic ticketing for transit systems. Inventory of plastic/ID cards, digital printing material, which are held by Cards Plus Pty Ltd., are at the lower of cost (using the average method) or market. The Plastic/ID cards and digital printing material are used to provide plastic loyal ID and other types of cards. Inventories at December 31, 2019 and 2018 consist of cards inventory and kiosks that have not been placed into service. Any adjustments to reduce the cost of inventories to their net realizable value are recognized in earnings in the current period. As of December 31, 2019 and 2018, the Company recorded an inventory valuation allowance of approximately $236,000 and $353,000, respectively, to reflect net realizable value of kiosks that are being held for sale and the Company believes no valuation allowance was necessary regarding the cards inventory.

Concentration of Credit Risk

The Company's financial instruments that potentially expose the Company to a concentration of credit risk consist of cash and accounts receivable.

Cash: The Company's cash is deposited at financial institutions and cash balances held in United States ("US") bank accounts are insured by the Federal Deposit Insurance Corporation ("FDIC") up to $250,000. At various times during the year, the Company may have exceeded amounts insured by the FDIC. At December 31, 2019, the Company did not hold any funds in the United States that are not insured by the FDIC. For the Company's foreign subsidiaries, no amounts are insured. At December 31, 2019, the Company held approximately $94,000, $279,000, and $2,000 in cash maintained in Colombian, African, and British Banks, respectively.

2019 Revenues and accounts receivable: For the year ended December 31, 2019, 25% of consolidated revenues were derived from one customer who is a US customer and is substantially all of the US based income. Additionally, for the year ended December 31, 2019, 57%, 5% and 18% of the consolidated revenues were from Cards Plus (Africa), Zimbabwe Election Commission (US provided services), and the Colombian operations, respectively. Revenue for approximately 89% of the Colombian operations were derived from four customers. As of December 31, 2019, accounts receivable related to Cards Plus (Africa), amounted to 70% of the accounts receivable, Colombia operations represented 26% of the accounts receivable operations and the balance of 4% was from US operations, respectively.

2018 Revenues and accounts receivable: For the year ended December 31, 2018, 14% of consolidated revenues were derived from one customer who is a US customer and is substantially all of the US based income. Additionally, for the year ended December 31, 2018, 37%, 37% and 12% of the consolidated revenues were from Cards Plus (Africa), Zimbabwe Election Commission (US provided services), and the Colombian operations, respectively. Revenue for approximately 89% of the Colombian operations were derived from four customers. As of December 31, 2018, accounts receivable related to Cards Plus (Africa) amounted to 46% of the accounts receivable, Colombia operations represented 51% of the accounts receivable and the balance of 3% was from US operations, respectively.

Income Taxes

The Company accounts for income taxes under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 740 "Income Taxes." Under the asset and liability method of FASB ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under FASB ASC 740, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period the enactment occurs. A valuation allowance is provided for certain deferred tax assets if it is more likely than not that the Company will not realize tax assets through future operations.

Leases

All leases are classified at the inception as direct finance leases or operating leases based on whether the lease transfers substantially all the risks and rewards of ownership. Leases that transfer to the leasee substantially all of the risks and rewards incidental to ownership of the asset are classified as direct finance leases.

In February 2016, the FASB issued Accounting Standards Update ("ASU") ASU No. 2016-02 ("Topic 842"). Topic 842 amends several aspects of lease accounting, including requiring lessees to recognize leases with a term greater than one year as a right-of-use asset and corresponding liability, measured at the present value of the lease payments. In July 2018, the FASB issued supplemental adoption guidance and clarification to Topic 842 within ASU 2018-10 "Codification Improvements to Topic 842, Leases" and ASU 2018-11 "Leases (Topic 842): Targeted Improvements." The new guidance aims to increase transparency and comparability among organizations by requiring lessees to recognize lease assets and lease liabilities on the balance sheet and requiring disclosure of key information about leasing arrangements. A modified retrospective application is required with an option to not restate comparative periods in the period of adoption.

The Company, effective January 1, 2019 has adopted the provisions of Topic 842. The Company decided to use the practical expedients available upon adoption of Topic 842 to aid the transition from former accounting to provisions of Topic 842. The package of expedients will effectively allow Ipsidy to run off existing leases, as initially classified as operating or financing, and classify new leases after implementation under the new standard as the business evolves.

The practical expedients elected by the Company in transition permits us not to reassess our prior conclusions about lease identification, lease classification and initial direct costs. Furthermore, we have elected the short-term lease recognition exemption for leases with a term of 12 or less months which are not reasonably certain of exercising any available renewal options that would extend past 12 months. Additionally, we will continue to account for the executory costs of the direct financing lease as previously concluded and the initial direct costs were not considered significant.

The Company has operating leases principally for offices and some of the leases have renewal options. Management evaluates each lease independently to determine the purpose, necessity to its future operations in addition to other appropriate facts and circumstances.

We adopted Topic 842 using a modified retrospective approach for all existing leases at January 1, 2019. The adoption of Topic 842 impacted our balance sheet by the recognition of the operating lease right-of-use assets and the liability for operating leases. The accounting for finance leases (capital leases) was substantially unchanged. Accordingly, upon adoption, leases that were classified as operating leases under the previous guidance were classified as operating leases under Topic 842. The lease liability is based on the present value of the remaining lease payments, discounted using a market based incremental borrowing rate as the effective date of January 1, 2019 using current estimates as to lease term including estimated renewals for each operating lease. As of January 1, 2019, the Company recorded an adjustment of approximately $514,000 to operating lease right-of-use assets ("ROU") and the related lease liability. See Note 12 for further information with respect to leases.

See Notes 8, 11, 12 and 13 to Condensed Consolidated Financial Statements for additional information.

Property and Equipment, net

Property and equipment consist of furniture and fixtures and computer equipment, and are stated at cost. Property and equipment are depreciated using the straight-line method over the estimated useful service lives of three to five years. Maintenance and repairs are expensed as incurred and improvements are capitalized. Gains or losses on the disposition of property and equipment are recorded upon disposal.

Other Assets – Software Development Costs

Other assets consist primarily of costs associated with software development of new product offerings and enhancements to existing and new applications. Development costs of computer software to be sold, leased or otherwise marketed are subject to capitalization beginning when a product's technological feasibility has been established and ending when a product is available for general release to customers. As of December 31, 2019 and 2018, the balance sheet "Other assets" are under further development and have not been placed in service. During the years ended December 31, 2019 and December 31, 2018, approximately $3.1 million and $0.7 million of software developed were placed into service. Upon completion, the amounts will be recorded in the appropriate asset category and amortized over their estimated useful lives.

Intangible Assets

Excluding goodwill, acquired intangible assets and internally developed software are amortized over their estimated useful lives. Acquired amortizing intangible assets are carried at cost, less accumulated amortization. Internally developed software costs are capitalized upon reaching technological feasibility. Amortization of acquired finite-lived intangible assets is computed over the estimated useful lives of the respective assets which is the shorter of the life of the asset or the period during which sales will be generated.

Goodwill

Goodwill is recorded when the purchase price paid for an acquisition exceeds the fair value of net identified tangible and intangible assets acquired. The Company performs an annual impairment test of goodwill and further periodic tests to the extent indicators of impairment develop between annual impairment tests. The Company's impairment review process compares the fair value of the reporting unit to its carrying value, including the goodwill related to the reporting unit utilizing qualitative considerations. To determine the fair value of the reporting unit, the Company may use various approaches including an asset or cost approach, market approach or income approach or any combination thereof. These approaches may require the Company to make certain estimates and assumptions including future cash flows, revenue and expenses. These estimates and assumptions are reviewed each time the Company tests goodwill for impairment and are typically developed as part of the Company's routine business planning and forecasting process. While the Company believes its estimates and assumptions are reasonable, variations from those estimates could produce materially different results. The Company did not recognize any goodwill impairment for the year ended 2018. During the year ended December 31, 2019, the Company updated their projections associated with their reporting units and it indicated that the carrying value may not be recovered as revenue assumptions were not met. The fair value of the reporting unit was determined using discounted cash flow as well as future realizable value. The goodwill impairment loss for the year ended December 31, 2019 was approximately $1,517,000 across the three reporting units.

Stock-based compensation

The Company has accounted for stock-based compensation under the provisions of FASB ASC 718 – "Stock Compensation" which requires the use of the fair-value based method to determine compensation for all arrangements under which employees and others receive shares of stock or equity instruments (stock options and common stock purchase warrants). For employee awards, the fair value of each stock option award is estimated on the date of grant using the Black-Scholes valuation model that uses assumptions for expected volatility, expected dividends, expected term, and the risk-free interest rate. For non-employees, the fair value of each stock option award is estimated on the measurement date using the Black-Scholes valuation model that uses assumptions for expected volatility, expected dividends, expected term, and the risk-free interest rate. For non-employees, the Company utilizes the graded vesting attribution method under which the entity treats each separately vesting portion (tranche) as a separate award and recognizes compensation cost for each tranche over its separate vesting schedule. Expected volatilities are based on historical volatility of peer companies and other factors estimated over the expected term of the stock options. For employee awards, the expected term of options granted is derived using the "simplified method" which computes expected term as the average of the sum of the vesting term plus the contract term. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for the period of the expected term.

The Company adopted as of January 1, 2019 the requirements of ASU 2018-07 which simplified the accounting for share-based payments granted to non-employees for share based payments granted to non-employees for goods and services. Under the ASU, most of the guidance on such payments to non-employees were aligned with the share-based payments granted to employees. The Company determined on the date of adoption that the impact was not significant.

Impairment of Long-Lived Assets

Long-lived assets, including intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset.

If the carrying amount of an asset exceeds its undiscounted estimated future cash flows, an impairment review is performed. An impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. Generally, fair value is determined using valuation techniques such as expected discounted cash flows or appraisals, as appropriate. Assets to be disposed of would be separately presented in the balance sheet and reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated or amortized. The assets and liabilities of a disposed group classified as held for sale would be presented separately in the appropriate asset and liability sections of the balance sheet. During the year ended December 31, 2019, the Company wrote-off intangible assets related to developed software of approximately $155,000 as the assets were no longer being utilized for commercial purposes and recorded a goodwill impairment loss of approximately $1,517,000 for reporting units where the carrying amount is in excess of its recoverable amount. The total of these charges is approximately $1,672,000. During the year ended December 31, 2018, the Company wrote-off net assets of approximately $149,000 as the assets were no longer being utilized or developed for commercial purposes and we do not anticipate any future realizable value.

Research and Development Costs

Research and development costs consist of expenditures for the research and development of new products and technology. These costs are primarily expenses to incurred to perform research projects and develop technology for the Company's products. Research and development costs are expensed as incurred.

The Company reclassified research and development costs of approximately $687,000 for the year ended December 31, 2018 to conform with the current presentation in the financial statements.

Net Loss per Common Share

The Company computes net loss per share in accordance with FASB ASC 260, "Earnings per Share". ASC 260 requires presentation of both basic and diluted earnings per share ("EPS") on the face of the statement of operations. Basic EPS is computed by dividing net loss available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period including stock options, using the treasury stock method, and convertible notes and stock warrants, using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options, warrants and conversion of convertible notes. Diluted EPS excludes all dilutive potential common shares if their effect is anti-dilutive. The following potentially dilutive securities were excluded from the calculation of diluted loss per share for the years ended December 31, 2019 and 2018 because their effect was antidilutive:

	2019	2018
Stock Options	109,400,006	106,253,339
Warrants	47,453,227	46,201,477
Total	156,853,233	152,454,816

Foreign Currency Translation

The assets, liabilities and results of operations of certain of Ipsidy's subsidiaries are measured using their functional currency which is the currency of the primary foreign economic environment in which they operate. Upon consolidating these subsidiaries with Ipsidy, the applicable assets and liabilities are translated to US dollars at currency exchange rates as of the applicable dates and their revenues and expenses are translated at the weighted average currency exchange rates during the applicable reporting periods. Translation adjustments resulting from the process of translating these subsidiaries' financial statements are reported in other comprehensive loss in the accompanying consolidated statements of comprehensive loss.

Fair Value Measurements

ASC 820, "Fair Value Measurements", requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value: Level 1, defined as observable inputs such as quoted prices in active markets for identical assets or liabilities; Level 2, inputs other than level one that are either directly or indirectly observable such as quoted prices for identical or similar assets or liabilities on markets that are not active; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

Fair Value of Financial Instruments

The Company is required to disclose fair value information about financial instruments when it is practicable to estimate that value. The carrying amounts of the Company's cash, accounts receivable, other receivables, accounts payable, accrued expenses, and other current liabilities approximate their estimated fair value due to the short-term maturities of these financial instruments and because related interest rates offered to the Company approximate current rates. The fair value of the Company's notes payable is approximately $2,013,000, which differs from the carrying value or reported amounts of approximately $1,976,000 at December 31, 2019 because of the debt discounts as discussed in Note 6. The convertible notes payable of $428,000 at December 31, 2019 reflects fair value.

Revenue Recognition

Cards Plus – The Company recognizes revenue for the design and production of cards over time when products are produced or services have been performed due to the short term nature of the contracts. Additionally, the cards produced by the Company have no alternative use and the Company has an enforceable right to payment for work performed should the contract be cancelled. Cards Plus had $288,000 of deferred revenue from payments received in advance that will be earned in future periods.

Payment Processing – The Company recognizes revenue for variable fees generated for payment processing solutions that are earned on a usage fee over time based on monthly transaction volumes or on a monthly flat fee rate. Additionally, the Company also sells certain equipment from time to time for which revenue is recognized upon delivery to the customer.

Identity Solutions Software – The Company recognizes revenue based on the identified performance obligations over the performance period for fixed consideration and for variable fees generated that are earned on a usage fee based over time based on monthly transaction volumes or on a monthly flat fee rate. The Company had a deferred revenue contract liability of approximately $137,000 and $236,000 as of December 31, 2019 and 2018 for certain revenue that will be earned in future periods. The $236,000 of deferred revenue contract liability as of December 31, 2018 was earned in the year ended December 31, 2019. The deferred revenue relates to the service period of support services for two customers. As of December 31, 2019 majority of the deferred revenue contract liability will be recognized in the quarter March 31, 2020. We have allocated the selling price in the contract to one customer which has multiple performance obligations based on the contract selling price that we believe represents a fair market price for the service rendered.

During the year ended December 31, 2019, the Company had revenues from operations in North America, South America and Africa of $0.6 million, $0.5 million and $1.5 million respectively compared to $1.9 million, $0.5 million, $1.4 million respectively in the year ended December 31, 2018.

In 2018, the Company introduced its new IDaaS platform and products as well as its pay for performance plan for both internal and external salesforce, that is based on a percentage of the benefit derived by the Company. For the years ended December 31, 2019 and 2018, the Company recorded revenues of approximately $13,000 and $5,000 from the new platform.

We will review each new contract for the related performance obligations and related revenue and expense recognition implications. We expect that the revenues derived from the new product offerings could include multiple performance obligations. A performance obligation is defined as a promise to provide a "distinct" good or service to a customer. The Company has determined that one possible treatment under U.S. GAAP is that these services will represent a stand-ready series of distinct daily services that are substantially the same, with the same pattern of transfer to the customer. Further, the Company has determined that the performance obligation to provide account access and facilitate transactions should meet the criteria for the "as invoiced" practical expedient, in that the Company has a right to consideration from a customer in an amount that corresponds directly with the value to the customer of the Company's performance completed to date. As a result, the Company anticipates it may recognize revenue in the amount to which the Company has a right to invoice, based on completed performance at the relevant date. Additionally, the contracts could include implementation services, or support on an "as needed" basis and we will review each contract and determine whether such performance obligations are separate and distinct and apply the new standard accordingly to the revenue and expense derived from or related to each such service.

Additionally, the Company will capitalize the incremental costs of acquiring and fulfilling a contract with a customer if the Company expects to recover those costs. The incremental costs of acquiring and fulfilling a contract are those that the Company incurs to acquire and fulfill a contract with a customer that it would not have incurred if the contract had not been acquired (for example, a sales commission or specific incremental costs associated with the contract).

The Company capitalizes the costs incurred to acquire and fulfill a contract only if those costs meet all the following criteria:

a.	The costs relate directly to a contract or to an anticipated contract that the Company can specifically identify.

b.	The costs generate or enhance resources of the Company that will be used in satisfying (or in continuing to satisfy) performance obligations in the future.

c.	The costs are expected to be recovered.

The Company will capitalize contract acquisition and fulfillment costs related to signing or renewing contracts that meet the above criteria, which will be classified as contract cost assets in the Company's Consolidated Balance Sheets.

Contract cost assets will be amortized using the straight-line method over the expected period of benefit beginning at the time revenue begins to be realized. The amortization of contract fulfillment cost assets associated with facilitating transactions will be recorded as cost of services in the Company's Consolidated Statements of Operations. The amortization of contract acquisition cost assets associated with sales commissions that qualify for capitalization will be recorded as selling, general and administrative expense in the Company's Consolidated Statements of Operations.

As of December 31, 2019, the Company had approximately $5,000 of accounts payable and accrued expenses related to the delivery of biometric identity system and services. The $5,000 was paid in February 2020.

Revenue related to direct financing leases is outside the scope of Topic 606 and is recognized over the term of the lease using the effective interest method.

As of December 31, 2019, there was a deferred commission of approximately $5,000 related to future delivery of an identity solutions system and services.

Recently Issued Accounting Pronouncements Not Yet Adopted

In January 2017, the FASB issued Accounting Standards Update 2017-04, "Intangibles-Goodwill and Other: Simplifying the Test for Goodwill Impairment" ("ASU 2017-04"). The standard simplifies the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. Under the amendments of ASU 2017-04, an entity should perform its goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity will recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value, but the loss cannot exceed the total amount of goodwill allocated to the reporting unit. ASU 2017-04 is effective for the calendar year ending December 31, 2020. The amendments require a prospective approach to adoption and early adoption is permitted for interim or annual goodwill impairment tests. The Company does not believe ASU 2017-04 will have a material impact on the consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses. The standard requires a financial asset (including trade receivables) measured at amortized cost basis to be presented at the net amount expected to be collected. Thus, the statement of operations will reflect the measurement of credit losses for newly-recognized financial assets as well as the expected increases or decreases of expected credit losses that have taken place during the period. This standard will be effective for the calendar year ending December 31, 2023. The Company is currently in the process of evaluating the impact of adoption of this ASU on the financial statements.

See Notes 6 and 7 for additional information on indebtedness outstanding as of December 31, 2019.